Long-term bank loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term bank loans

9.      Long-term bank loans:

New Financing Activities during the year ended December 31, 2020

i) HSBC Working Capital Facility:

On February 6, 2020, the Company entered into a loan agreement with HSBC France for a revolving facility of an amount of up to $30,000 (the “HSBC Working Capital Facility”), in order to finance working capital requirements. Each advance provided under the HSBC Working Capital Facility is repayable within 90 days from its drawdown. The agreement is secured by second priority mortgage on the eight vessels which secure the HSBC $80,000 Facility. As of December 31, 2020 the whole amount is available to the Company under this facility.  The facility is subject to annual renewals from the lender.

ii) DSF $55,000 Facility

On March 26, 2020, the Company entered into a loan agreement with Danish Ship Finance A/S (the “DSF $55,000 Facility”) for the financing of an amount of up to $55,000. The facility was available in two tranches of $27,500 each, both of which were drawn on March 30, 2020 and used to refinance the outstanding amounts under the lease agreements of the vessels Star Eleni and Star Leo (Note 7). Each tranche is repayable in 10 equal consecutive, semi-annual principal payments of $1,058 and a balloon payment of $16,923 payable simultaneously with the last installment, which is due in April 2025. The DSF $55,000 Facility is secured by a first priority mortgage on the two vessels. In addition, in April 2020, the Company elected to exercise its option under the DSF $55,000 Facility to convert the floating part of the interest rate linked to US LIBOR, to a fixed rate of 0.581% per annum for a period of three years starting from July 1, 2020.

iii) ING $170,600 Facility

On July 1, 2020, the Company entered into an amended and restated facility agreement with ING Bank N.V., London Branch (ING) the “ING 170,600 Facility”, in order to increase the financing by $70,000 and to include additional borrowers under the existing ING $100,600 Facility. The additional financing amount of $70,000 was available in six tranches, all of which were drawn on July 6, 2020 and used to refinance all outstanding amounts under the lease agreements with CMBL of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona (Note 7). Each tranche is repayable in 24 equal consecutive, quarterly principal payments. The ING $170,600 Facility is secured also by a first priority mortgage on the aforementioned additional vessels.

iv) Alpha Bank $35,000 Facility

On July 2, 2020, the Company entered into a loan agreement with Alpha Bank S.A. (“Alpha Bank”) for a loan of up to $ 35,000 (the “Alpha Bank $35,000 Facility”). The amount of $35,000 was available in three tranches. The first two tranches of $11,000 and $9,000 were drawn on July 6, 2020 and used to refinance the outstanding amounts under the lease agreements with CMBL of the vessels Star Sky and Stardust (Note 7). The third tranche of $15,000 was drawn on July 31, 2020 and used to refinance the outstanding amount of $13,050 of Star Martha under the then existing loan with DVB (the “DVB $24,750 Facility”). Each tranche is repayable in 20 consecutive, quarterly principal payments ranging from $260 to $425 and a balloon payment ranging from $3,800 to $6,500 payable simultaneously with the last quarterly installment, which is due in July 2025. The Alpha Bank $ 35,000 Facility is secured by first priority mortgages on the aforementioned vessels.

v) Piraeus Bank $50,350 Facility

On July 3, 2020, the Company entered into a loan agreement with Piraeus Bank S.A. (Note 3) for a loan of up to $50,350 (the “Piraeus Bank $50,350 Facility”). The amount of $50,350 was drawn on July 6, 2020 and used to refinance all outstanding amounts under the lease agreements with CMBL of the vessels Star Luna, Star Astrid, Star Genesis, Star Electra and Star Glory (Note 7). The loan amount is repayable in 20 consecutive, quarterly principal payments of $1,100 for each of the first four quarters and of $1,300 for each of the remaining 16 quarters, and a balloon payment of $25,150 payable simultaneously with the last quarterly installment, which is due in July 2025. The Piraeus Bank $50,350 Facility is secured by first priority mortgages on the five aforementioned vessels.

vi) NTT $17,600 Facility

On July 10, 2020, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation for an amount of $17,600 (the “NTT $17,600 Facility”). The amount was drawn on July 20, 2020 and used to refinance the outstanding amount under the lease agreement with CMBL of the vessel Star Calypso (Note 7). The facility is repayable in 20 consecutive quarterly principal payments of $476 and a balloon payment of $8,086, which is due in July 2025. The NTT $17,600 Facility is secured by first priority mortgage on the aforementioned vessel

vii) CEXIM $57,564 Facility

On December 1, 2020, the Company entered into a loan agreement with China Export-Import Bank for an amount of $57,564 (the “CEXIM $57,564 Facility”) which was drawn in four tranches in late December 2020 and used to refinance (i) the outstanding amount of $41,982, in aggregate, of the vessels Star Gina 2GR, Star Charis and Star Suzanna under the DNB $310,000 Facility and (ii) the outstanding amount under the lease agreement with CMBL of the vessel Star Wave (Note 7). The first two tranches for Star Wave of $13,209 and for Star Gina 2GR of $26,175, are repayable in 32 equal quarterly installments of $330 and $654 and a balloon payment of $2,642 and $5,235, respectively. The remaining two tranches of $9,090 each, for Star Charis and Star Suzanna, are repayable in 32 equal quarterly installments. The facility matures in January 2029 and is secured by first priority mortgages on the four aforementioned vessels.

Pre - Existing Loan Facilities

i) SEB Facility:

On January 28, 2019, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB), (the “SEB Facility”), for the financing of an amount of up to $71,420. The facility was available in four tranches. The first two tranches of $32,825, each, were drawn on January 30, 2019 and used together with cash on hand to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Laetitia and Star Sienna. Each tranche matures six years after the drawdown date and is repayable in 24 consecutive, quarterly principal payments of $677 for each of the first 10 quarters and of $524 for each of the remaining 14 quarters, and a balloon payment of $18,723, payable simultaneously with the last quarterly installment, which is due in January 2025. Two tranches of $1,260 each, were drawn in September 2019 and March 2020 and were used to finance the acquisition and installation of scrubber equipment for the respective vessels. Both tranches are repayable in 12 equal quarterly installments. The SEB Facility is secured by a first priority mortgage on the two vessels.

ii) E SUN Facility:

On January 31, 2019, the Company entered into a loan agreement with E. SUN Commercial Bank, Hong Kong branch, (the “E.SUN Facility”), for the financing of an amount of $37,100, which was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Ariadne. On March 1, 2019, the Company drew the amount of $37,100, which is repayable in 20 consecutive, quarterly principal payments of $618, plus a balloon payment of $24,733 payable simultaneously with the last quarterly installment, which is due in March 2024. The E.SUN Facility is secured by a first priority mortgage on the vessel Star Ariadne.

iii) Atradius Facility:

On February 28, 2019, the Company entered into a loan agreement with ABN AMRO Bank N.V. (the “Atradius Facility”) for the financing of an amount of up to $36,645, which was used to finance the acquisition and installation of scrubber equipment for 42 vessels. The financing is credit insured (85%) by Atradius Dutch State Business N.V. of the Netherlands (the “Atradius”). During 2019, three tranches of $33,311 in aggregate were drawn and the last tranche of $3,331 was drawn in January 2020. The facility is repayable in 10 consecutive semi-annual installments of $3,664 and is secured by a second-priority mortgage on 22 vessels of the Company’s fleet.

iv) ING $100,600 Facility:

On March 28, 2019, the Company entered into an amended and restated facility agreement with ING, the “ING $100,600 Facility”, in order to increase the financing by $52,800 and to include additional borrowers under the existing ING $47,800 Facility. The additional financing amount of $52,800 was available in four tranches. The first two tranches of $32,100 and $17,400, respectively, were drawn in March 2019 and April 2019, respectively and used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia. Each tranche is repayable in 28 consecutive, quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $ 8,700, respectively, for each of the two vessels, both due seven years after the drawdown date. The remaining two tranches of $1,400 each, were drawn in May 2019 and November 2019 and were used to finance the acquisition and installation of scrubber equipment for the aforementioned vessels. Both tranches are repayable in 16 equal quarterly installments of $88 each. Under the ING $47,800 Facility, two tranches of $22,500, were drawn in October 2018, which are repayable in 28 equal quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment and used to refinance the outstanding amount under the then existing agreement with Deutsche Bank (the “Deutsche Bank $85,000 Facility”) of the vessels Peloreus and Leviathan. In addition under the ING $47,800 Facility two tranches of $1,400 each, were drawn in July 2019 and used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan. The respective tranches are repayable in 16 quarterly installments, of $88 each. The ING $100,600 Facility is secured by a first priority mortgage on the vessels Peloreus, Leviathan, Star Magnanimus and Star Alessia.

v) Citibank $62,600 Facility:

On May 8, 2019, the Company entered into a loan agreement with Citibank N.A., London Branch (the “Citibank $62,600 Facility”). In May 2019, the Company drew the aggregate amount of $62,563, which was used, together with cash on hand, to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Virgo and Star Marisa. The facility is repayable in 20 quarterly principal payments of $1,298 and a balloon payment of $36,611 payable simultaneously with the last quarterly installment, which is due in May 2024. The Citibank $62,600 Facility is secured by a first priority mortgage on the aforementioned vessels.

vi) CTBC Facility:

On May 24, 2019, the Company entered into a loan agreement with CTBC Bank Co., Ltd, (the “CTBC Facility”), for an amount of $35,000, which was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie. The facility is repayable in 20 quarterly principal payments of $730 and a balloon payment of $20,400 payable simultaneously with the last quarterly installment, which is due in May 2024. The CTBC Facility is secured by first priority mortgage on the aforementioned vessel.

vii) NTT Facility:

On July 31, 2019, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT Facility”), for an amount of $17,500. The amount was drawn in August 2019 and was used to refinance the outstanding amount of $11,161 of the vessel Star Aquarius under the then existing loan with NIBC (the “NIBC $32,000 Facility”). The facility is repayable in 27 quarterly principal payments of $313 and a balloon payment of $9,063, which is due in August 2026. The NTT Facility is secured by first priority mortgage on the vessel Star Aquarius.

viii) CEXIM $106,470 Facility:

On September 23, 2019, the Company entered into a loan agreement with China Export-Import Bank (the “CEXIM $106,470 Facility”) for an amount of $106,470, which was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha. The facility was available in three tranches of $35,490 each, which were drawn in November 2019 and are repayable in 40 equal quarterly installments of $739 and a balloon payment of $5,915 payable together with the last installment. The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.

ix)        NBG $30,000 Facility:

On April 19, 2018, the Company entered into a loan agreement with the National Bank of Greece (the “NBG $30,000 Facility”), for the refinancing of the then existing agreement with Commerzbank (the “Commerzbank $120,000 Facility”). On May 3, 2018, the Company drew $30,000 under the NBG $30,000 Facility, which was used along with cash on hand to fully repay the outstanding amount of $34,726 under the Commerzbank $120,000 Facility. The NBG $30,000 Facility matures in February 2023. During 2019, an amount of $16,326 in aggregate, was prepaid in connection with the sale of four vessels under the NBG $30,000 Facility (Note 5) and the quarterly installments were amended to $359, and the final balloon payment, which is payable together with the last installment, was amended to $4,516. As of December 31, 2020, the NBG $30,000 Facility is secured by a first priority mortgage on the vessels Star Theta and Star Iris.

x)       Credit Agricole $43,000 Facility:

On August 21, 2018, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank (the “Credit Agricole $43,000 Facility”) for the financing of an aggregate amount of $43,000, to refinance the outstanding amount of $44,100 under the then existing agreement with Credit Agricole (the “Credit Agricole $70,000 Facility”). The amount of $43,000 was drawn on August 23, 2018, in two equal tranches of $21,500, each being repayable in 20 equal quarterly installments of $625 and a balloon payment of $9,000, payable together with the last installment. The facility is secured by the vessels Star Borealis and Star Polaris.

xi)        HSBC $80,000 Facility:

On September 26, 2018, the Company entered into a loan agreement with HSBC Bank plc (the “HSBC $80,000 Facility”) to refinance the aggregate outstanding amount of $74,647 under the then existing agreement with HSH Nordbank (the “HSH Nordbank $64,500 Facility”) and with HSBC Bank plc (the “HSBC $86,600 Facility”). The amount of $80,000 was drawn on September 28, 2018. During 2019, an amount of $7,505 in aggregate, was prepaid in connection with the sale of the vessels Star Cosmo and Star Kappa (Note 5)  under the HSBC $80,000 Facility and the quarterly installments were amended to $2,140 and the final balloon payment, which is payable together with the last installment in August 2023, was amended to $29,095. As of December 31, 2020, the facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Omicron, and Star Zeta.

xii)        DNB $310,000 Facility:

On September 27, 2018, the Company entered into a loan agreement with DNB Bank ASA (the “DNB $310,000 Facility”), for an amount of up to $310,000, available in two tranches. The first tranche of $240,000 was drawn on September 28, 2018 and used to refinance the aggregate outstanding amount of $240,440 under the then existing facilities with (i) ABN AMRO (the “ABN $87,458 Facility”), (ii) DNB, SEB and CEXIM (the “DNB-SEB-CEXIM $227,500 Facility”), (iii) DNB (the “DNB $120,000 Facility”), (iv) Deutsche Bank AG (the “Deutsche Bank AG $39,000 Facility”) and (v) ABN AMRO Bank N.V.(the “ABN AMRO Bank N.V $30,844 Facility”). During 2019 and 2020, an aggregate amount of $51,202 and $18,798, respectively, was drawn from the second tranche of $70,000, which was used to finance the acquisition and installation of scrubber equipment for the mortgaged vessels under the DNB $310,000 Facility. The DNB $310,000 Facility matures in September 2023. During 2020, an amount of $131,091, in aggregate, from both tranches, was prepaid, in connection with the refinancing of the vessels Star Sirius, Star Vega, Gargantua, Goliath, Maharaj, Diva, Star Charis, Star Suzanna and Star Gina 2GR   with proceeds received from the sale and lease back transactions with CMBL and ICBC (Note 7) and from the CEXIM $57,564 Facility, discussed above. The quarterly installments of the first tranche were amended to $3,979, and the final balloon payment, which is payable together with the last installment, was amended to $30,240. The quarterly installments of the second tranche were amended to $1,778, and the final balloon payment, which is payable together with the last installment, was amended to $10,698. As of December 31, 2020, the DNB $310,000 Facility is secured by a first priority mortgage on the vessels Big Bang, Strange Attractor, Big Fish, Pantagruel, Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Triumph, Star Angelina and Star Gwyneth.

xiii) Citi $130,000 Facility:

On October 18, 2018, the Company entered into a loan agreement with Citibank N.A., London Branch (the “Citi $130,000 Facility”) for an amount of up to $130,000, to refinance the aggregate outstanding amount of $100,075 under the then existing agreement with Citibank N.A., London Branch (the “Citi Facility”) and the existing indebtedness of five of the Augustea Vessels. The amount under Citi $130,000 Facility was available in two equal tranches of $65,000, which were drawn on October 23, 2018 and November 5, 2018. Each tranche is repayable in 20 equal quarterly installments of $1,825, commencing in January 2019, and a balloon payment along with the last installment in an amount of $28,500. The Citi $130,000 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina and five of the Augustea Vessels Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.

xiv)       ABN $115,000 Facility:

On December 17, 2018, the Company entered into a loan agreement with ABN AMRO Bank (the “ABN $115,000 Facility”), for an amount of up to $115,000 available in four tranches. The first and the second tranches of $69,525 and $7,900, respectively, were drawn on December 20, 2018. The first tranche was used to refinance the then existing indebtedness of four of the Augustea Vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey and the second was used to partially finance the acquisition cost of Star Bright . The first and the second tranche are repayable in 20 equal quarterly installments of $1,705 and $282 respectively, and balloon payments are due in December 2023 along with the last installment in an amount of $35,428 and $2,260, respectively. The remaining two tranches of $17,875 each, were drawn in January 2019 and were used to partially finance the acquisition cost of Star Marianne and Star Janni (Note 5). Each of the third and the fourth tranche is repayable in 19 equal quarterly installments of $672 and balloon payment in December 2023 along with the last installment in an amount of $5,114. The loan is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni.

xv)       Assumed debt as part of the acquisition of Augustea Vessels:

As part of the acquisition of the Augustea Vessels the Company assumed debt of approximately $308,279 including lease financing of $127,101 through bareboat leases for four of the Augustea vessels. During the fourth quarter of 2018, the Company used proceeds from (i) the second tranche of Citi $130,000 Facility to refinance the aggregate outstanding amount of $60,790 under the then existing agreement with Credit Suisse for five Augustea Vessels and (ii) the first tranche of ABN $115,000 Facility to refinance the aggregate outstanding amount of $69,907 under the then existing agreement with ABN AMRO for four Augustea Vessels. The remaining three Augustea vessels are financed under the two loan agreements described below:

a) BNP Facility:

BNP Paribas provided financing under secured term loan agreement in two tranches, for the vessels Star Despoina and Star Pierra (the “BNP Facility”). On August 3, 2018, the date of the acquisition of the Augustea Vessels, the outstanding amount of the first and the second tranche was $15,914 and $14,977, respectively. The outstanding balance of the first tranche is repayable in 16 remaining quarterly installments, the first 15 of which are in an amount of $500 and the sixteenth is in an amount of $8,414. The outstanding balance of the second tranche is repayable in 17 remaining quarterly installments, the first 16 of which of $500 and the seventeenth is in an amount of $6,977. The loan is secured by a first priority mortgage on the two Augustea vessels.

b) Bank of Tokyo Facility:

Bank of Tokyo provided financing under secured term loan agreement for the vessel Star Monica (the “Bank of Tokyo Facility”). On August 3, 2018, the date of the acquisition of the Augustea Vessels, the outstanding amount of the Bank of Tokyo Facility was $16,000 and is repayable in 17 remaining quarterly installments, the first sixteen of which are in the amount of $346 and the seventeenth is in an amount of $10,464. The loan is secured by a first priority mortgage on the vessel Star Monica.

xvi)        Issuance of 8.30% 2022 Notes:

On November 9, 2017, the Company completed a public offering of $50,000 aggregate principal amount of senior unsecured notes due in 2022 (the “2022 Notes”). The 2022 Notes will mature on November 15, 2022. The 2022 Notes are not guaranteed by any of the Company’s subsidiaries and bear interest at a rate of 8.30% per year, payable quarterly in arrears on the 15th day of February, May, August and November commencing on February 15, 2018. The Company may redeem the 2022 Notes at its option, in whole or in part, at any time after May 15, 2019, at a redemption price equal to 100% of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest.

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility and general and specific assignments and guaranteed by Star Bulk Carriers Corp except for the Citi $130,000 Facility which is also guaranteed by Star ABY LLC and the Bank of Tokyo Facility which is only guaranteed by Star ABY LLC.

Credit Facilities and Senior Notes Covenants:

The Company’s outstanding credit facilities and senior notes generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;
•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under Company’s credit facilities;
•	change the flag, class or management of Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

Furthermore, the Company’s credit facilities and senior notes contain financial covenants requiring the Company to maintain various financial ratios, including among others:

•	a minimum percentage of aggregate vessel value to secured loans (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

As of December 31, 2019 and 2020, the Company was required to maintain minimum liquidity, not legally restricted, of $58,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2019 and 2020, the Company was required to maintain minimum liquidity, legally restricted, of $8,443 and $ 12,320, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2020, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes and lease financings described in Note 7.

The weighted average interest rate (including the margin) related to the Company’s existing debt, 2022 Notes and lease financings for the years ended December 31, 2018, 2019 and 2020 was 5.59%, 5.28% and 3.63%, respectively. The commitment fees incurred during the years ended December 31, 2018, 2019 and 2020, with regards to the Company’s unused amounts under its credit facilities were, $1,049 $806 and $65, respectively. There are no undrawn portions as of December 31, 2020, other than the available amount under the HSBC Working Capital Facility. The principal payments required to be made after December 31, 2020, are as follows:

Twelve month periods ending	Amount
December 31, 2021	$144,900
December 31, 2022	169,196
December 31, 2023	326,911
December 31, 2024	144,741
December 31, 2025	184,902
December 31, 2026 and thereafter	126,710
Total Long term bank loans	$1,097,360
Unamortized loan issuance costs	(13,761)
Total Long term bank loans, net	$1,083,599
Current portion of long term bank loans	144,900
Long term bank loans, net of current portion and unamortized loan issuance costs	938,699

The 2022 Notes mature in November 2022 and are presented in the consolidated balance sheets as of December 31, 2020, net of unamortized notes issuance costs of $768.

All of the Company’s bank loans and applicable lease financings bear interest at LIBOR plus a margin, except for DSF $55,000 Facility described above. The amounts of “Interest and finance costs” included in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2018	2019	2020
Interest on financing agreements	$69,977	$81,393	$58,379
Less: Interest capitalized	(1,753)	(1,018)	—
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 20)	(3)	—	848
Amortization of debt (loan, lease & notes) issuance costs	3,253	5,590	7,815
Other bank and finance charges	2,241	1,652	2,513
Interest and finance costs	$73,715	$87,617	$69,555

In connection with the prepayments described above and of lease financings, discussed in Note 7, following the sale of mortgaged vessels and the refinancing of certain credit facilities, during the years ended December 31, 2018, 2019 and 2020, $2,383, $1,229 and $3,701, respectively, of unamortized debt issuance costs were written off. In addition during the years ended December 31, 2019 and 2020, $2,297 and $1,223 of expenses were incurred in connection with the aforementioned prepayments. All aforementioned amounts are included under “Loss on debt extinguishment” in the consolidated statements of operations.